Consolidated Statement of Changes in Shareholders' Equity - EUR (€)		Total		Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	Increase (decrease) due to changes in accounting policy required by IFRSs	[3]	Increase (decrease) due to changes in accounting policy required by IFRSs Retained earnings	[3]
Balance at beginning of period (in shares) (Previously stated) at Dec. 31, 2018		63,939,586
Balance at beginning of period (in shares) at Dec. 31, 2018	[1]	63,939,586
Balance at beginning of period (Previously stated) at Dec. 31, 2018		€ 167,240,000		€ 3,197,000	€ 299,932,000	€ (137,840,000)	€ (1,099,000)	€ 3,049,000
Balance at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs) at Dec. 31, 2018		(121,000)				(121,000)
Balance at beginning of period at Dec. 31, 2018	[1]	167,119,000		3,196,979	299,932,221	(137,961,000)	(1,099,000)	3,049,000
Net loss		(20,759,000)	[2]					(20,759,000)
Actuarial losses (gains) on defined benefit obligations		622,000					622,000
Foreign currency translation gain (loss)		5,000					5,000
Total comprehensive income (loss)		(20,132,000)					627,000	(20,759,000)
Allocation of prior period income (loss)		€ 0				3,049,000		(3,049,000)
Exercise and subscription of equity instruments (in shares)		511,035
Exercise and subscription of equity instruments		€ 46,000		26,000	20,000
Increase capital, net (in shares)		14,375,000
Increase capital, net		€ 66,558,000		719,000	65,839,000
Share-based payment		€ 3,826,000			3,826,000
Balance at end of period (in shares) at Dec. 31, 2019		78,825,621
Balance at end of period at Dec. 31, 2019		€ 217,416,000		3,941,281	369,617,017	(134,912,000)	(472,000)	(20,759,000)
Net loss		(63,984,000)	[2]					(63,984,000)
Actuarial losses (gains) on defined benefit obligations		(200,000)					(200,000)
Foreign currency translation gain (loss)		222,000				(805,000)	1,027,000
Total comprehensive income (loss)		(63,962,000)				(805,000)	827,000	(63,984,000)
Allocation of prior period income (loss)		€ 0				(20,759,000)		20,759,000
Exercise and subscription of equity instruments (in shares)		175,331
Exercise and subscription of equity instruments		€ 47,000		9,000	38,000
Increase capital, net		0
Share-based payment		€ 2,476,000			2,476,000
Balance at end of period (in shares) at Dec. 31, 2020		79,000,952
Balance at end of period at Dec. 31, 2020		€ 155,976,000		3,950,048	372,130,982	(156,476,000)	355,000	(63,984,000)	€ 1,054,000		€ 1,054,000
Net loss		(52,809,000)						(52,809,000)
Actuarial losses (gains) on defined benefit obligations		584,000					584,000
Foreign currency translation gain (loss)		(483,000)					(483,000)
Total comprehensive income (loss)		(52,708,000)					101,000	(52,809,000)
Allocation of prior period income (loss)		€ 0				(63,984,000)		63,984,000
Exercise and subscription of equity instruments (in shares)		555,770
Exercise and subscription of equity instruments		€ 499,000		28,000	471,000
Increase capital, net		0
Share-based payment		€ 2,617,000			2,617,000
Balance at end of period (in shares) at Dec. 31, 2021		79,556,722
Balance at end of period at Dec. 31, 2021		€ 107,440,000		€ 3,977,836	€ 375,219,667	€ (219,404,000)	€ 456,000	€ (52,809,000)

[1]	The consolidated financial statements as of and for the year ended December 31, 2019 reflect the impacts of the adoption of IFRS 16 that became applicable on January 1, 2019. The Company applied the modified retrospective transition method. As a consequence, the comparative consolidated financial information as of and for the year ended December 31, 2018 has not been restated. See Note 2.d for more details on the impact of the transition.
[2]	Items relating to the year ended December 31, 2019 and 2020 have been restated to reflect the impact of the classification of Lumoxiti's activities as discontinued operations in 2021. These items are presented in notes 2.w and 17.
[3]	This restatement represents the impact of the change in accounting method following the IFRIC (International Financial Reporting Interpretations Committee) opinion validated by the IAS Board in June 2021, according to which the method for measuring the obligations of certain retirement benefit plans must be modified. The details of this change in method are presented in note 10.